THE JAPAN FUND, INC.

     Supplement to the Statement of Additional Information dated May 1, 1997

     The following text replaces the table under "Remuneration" on page 50.

The following Compensation Table, provides in tabular form, the following data:

Column (1) All Directors who receive compensation from the Fund.
Column (2) Aggregate compensation received by a Director from all series of the Fund.
Columns (3) and (4) Pension or retirement benefits accrued or proposed to be paid by the Fund.
Column (5) Total compensation received by a Director from the Fund plus compensation received from all funds managed by Scudder for which a Director serves. The total number of funds from which a Director receives such compensation is also provided in column (5).


                                              Compensation Table
                                     for the year ended December 31, 1996
============================ ============================== ================== ================= ====================
            (1)                           (2)                      (3)               (4)                 (5)

                                                               Pension or                        Total Compensation
                                                               Retirement         Estimated        From The Japan
                                                            Benefits Accrued   Annual Benefits     Fund, Inc. and
      Name of Person,         Aggregate Compensation from    As Part of Fund   Upon Retirement    Fund Complex Paid
         Position                The Japan Fund, Inc.           Expenses                             to Director
============================ ============================== ================== ================= ====================
Henry Rosovsky                          $24,000                  $2,776             $6,000         $24,000 (1 Fund)

William Givens                          $16,250                  $4,372             $6,000         $16,250 (1 Fund)

William H. Gleysteen, Jr.               $16,250                  $5,498             $3,000       $130,336 (13 Funds)

Nobuo Ishizaka                          $16,250                    N/A               N/A           $16,250 (1 Fund)

John F. Loughran                        $14,500                  $4,724             $6,000         $14,500 (1 Fund)

Yoshihiko Miyauchi                      $5,456                   $2,149             $6,000         $5,456 (1 Fund)

William V. Rapp                         $16,250                  $2,499             $6,000         $16,250 (1 Fund)

Hiroshi Yamanaka                        $6,000                   $7,803             $6,000         $6,000 (1 Fund)

Tristan E. Beplat,                      $2,000                    $200               N/A           $2,000 (1 Fund)
Honorary Director

Allan Comrie,                           $5,196                   $4,789             $5,196         $5,196 (1 Fund)
Honorary Director

Jonathan Mason,                         $6,000                   $6,703             $6,000         $6,000 (1 Fund)
Honorary Director

James W. Morley,                        $7,000                   $5,988             $6,000         $7,000 (1 Fund)
Honorary Director

Robert G. Stone, Jr.,                   $11,000                  $6,026             $6,000        $12,272 (2 Funds)
Honorary Director

August 12, 1997